American Century Investments
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200


October 22, 1997

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549

Re:  Rule 24f-2 Notice for
     American Century California Tax-Free and Municipal Funds
      1933 Act File No. 2-82734
      1940 Act File No. 811-3706

Ladies and Gentlemen:

    Pursuant  to Section  24(f) of the  Investment  Company Act of 1940 and Rule
24f-2  promulgated   thereunder,   the  accompanying  documents  are  filed  via
electronic transmission on behalf of the above-referenced issuer.

    Payment of the fee has been sent via wire transfer to our SEC account with Mellon Bank.

    Any concerns  regarding the filing should be directed to the  undersigned at
(415) 967-9806.

Sincerely,

/s/Lisa S. Brown
Lisa S. Brown
Federal Securities Administrator

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.       Name and address of issuer:  American Century California Tax-Free and Municipal Funds
                                      4500 Main Street
                                      P.O. Box 419200
                                      Kansas City, Missouri 64141-6200


2.       Name of each series or class of funds for which this notice is filed:

          American Century - Benham California Tax-Free Money Market Fund American Century - Benham California Insured Tax-Free Fund
          American Century - Benham California Intermediate-Term Tax-Free Fund American Century - Benham California Municipal Money Market Fund American Century - Benham California Long-Term Tax-Free Fund American Century - Benham California Limited-Term Tax-Free Fund American Century - Benham California High-Yield Municipal Fund

3.       Investment Company Act File Number:  811-3706

         Securities Act File Number:  2-82734


4.       Last day of fiscal year for which this notice is filed:

               August 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

               Not Applicable

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

               Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               Not Applicable

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               Not Applicable

9. Number and aggregate sale price of securities sold during the fiscal year:

               653,761,894         $1,175,980,257

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               653,761,894         $1,175,980,257


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               Not Applicable

12.      Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during the
               fiscal year in reliance on rule 24f-2 (from Item 10):            $1,175,980,257

         (ii)  Aggregate price of shares issued in connection with
               dividend reinvestment plans (from Item 11), if
               applicable):                                                     +     N/A

         (iii) Aggregate price of shares redeemed or repurchased
               during the fiscal year (if applicable):                          -1,155,968,033

         (iv)  Aggregate price of shares redeemed or repurchased
               and previously applied as a reduction to filing fees
               pursuant to rule 24e-2 (if applicable):                          +     N/A

         (v)   Net aggregate  price of securities  sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
               (ii), less line (iii), plus line (iv)] (if applicable):              20,012,224

         (vi)  Multiplier prescribed by Section 6(b) of the Securities
               Act of 1933 or other applicable law or regulation
               (see Instruction C.6):                                           x       1/3300

                                                                                ----------------
         (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:          $      6,064.30
                                                                                ================




Instruction:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

               [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               October 20, 1997


                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/Charles C.S. Park, Corporate Counsel
                                    Charles C.S. Park, Corporate Counsel



         Date:  October 22, 1997

  *Please print the name and title of the signing officer below the signature.

                          American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200


October 22, 1997


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549

Re:  American Century California Tax-Free and Municipal Funds
      1933 Act File No. 2-82734
      1940 Act File No. 811-3706

Ladies and Gentlemen:

I have examined the accompanying 24f-2 Notice for American Century California Tax-Free and Municipal Funds. It is my opinion that all shares sold by the Trust during the fiscal year ended August 31, 1997, pursuant to the indefinite registration under Rule 24f-2 under the Investment Company Act of 1940, were legally issued, fully paid, and non-assessable when sold.

I hereby consent to the inclusion of this opinion with the filing of the attached 24f-2 Notice for the fiscal year ended August 31, 1997.


Sincerely,

/s/Charles C.S. Park
Charles C.S. Park
Corporate Counsel